Income Taxes - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Effective tax rate	35.00%		34.00%	34.00%	34.00%
Tax expense (benefit) due to Tax Cuts and Jobs Act			$ 101,000
Liability for uncertain tax position			0
Unrecognized tax benefits			$ 0
Scenario, Forecast [Member]
Income Taxes [Line Items]
Effective tax rate		21.00%